Document and Entity Information	Total
Document and Entity Information:
Registrant Name	DELAWARE VIP TRUST
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Document Effective Date	Apr. 30, 2019
Document Creation Date	Apr. 30, 2019
Amendment Flag	false
Central Index Key	0000814230